IFRS 7 Disclosure - Market Risk - Summary Total Trading Value at Risk (VaR) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	$ 4.0	$ 1.6
Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	13.6	14.1
Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	1.7	2.3
Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	27.3	22.1
Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	11.0	10.2
Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(25.0)	(15.0)
Market risk [member]
Market Risk [Line Items]
Market risk VaR	32.6	35.3
Average [Member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	2.4	3.1
Average [Member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	14.0	13.1
Average [Member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	2.9	1.8
Average [Member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	27.4	18.0
Average [Member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	10.9	5.7
Average [Member] | Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(25.5)	(15.1)
Average [Member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	32.1	26.6
Top of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	6.1	5.5
Top of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	24.5	18.4
Top of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	5.6	5.2
Top of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	41.5	26.5
Top of range [member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	15.9	10.5
Top of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	47.9	38.2
Bottom of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	1.2	1.0
Bottom of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	8.5	8.5
Bottom of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	1.3	0.5
Bottom of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	16.0	12.4
Bottom of range [member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	7.5	1.8
Bottom of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	$ 21.2	$ 18.1